Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 8 – Income Taxes

Allocation of income taxes between current and deferred portions is as follows:

	$(2,884,715)	$(2,884,715)	$(2,884,715)
	2011	2010	2009
Current expense	$—	$—	$—
Deferred (benefit) expense	(2,884,715)	—	—

Total income tax (benefit) expense	$(2,884,715)	$—	$—

The reasons for the differences between the income tax expense at the federal statutory income tax rate and the recorded income tax expense are summarized as follows:

	$(2,884,715)	$(2,884,715)	$(2,884,715)
	2011	2010	2009
Income tax expense (benefit) at federal statutory rate of 34%	$356,814	$146,435	$(650,393)
Increases resulting from nondeductible expenses	30,647	13,468	9,112
Other	(6,080)	—	—
Change in valuation allowance	(3,266,096)	(159,903)	641,281

Income tax expense (benefit)	$(2,884,715)	$—	$—

The components of the net deferred tax assets, included in other assets, are as follows:

	2011	2010
Deferred tax assets:
Allowance for loan losses	$408,437	$344,430
Organizational costs	447,734	495,281
Net operating loss carry-forward	1,935,597	2,302,452
Share based compensation	142,800	142,800
Other	60,129	90,852

Total deferred tax asset	2,294,697	3,375,815

Less: Valuation allowance	—	3,266,096

Deferred tax liabilities:
Fixed assets	75,382	86,019
Unrealized gain/loss on securities	49,026	—
Other	34,600	23,700

Total deferred tax liabilities	159,008	109,719

Net deferred tax assets	$2,835,689	$—

The Corporation’s deferred tax asset (“DTA”) is included in other assets on the balance sheet. A valuation reserve is required when it is more likely than not that a portion or all of the benefit related to the asset will not be realized. Since inception, the Corporation had provided a valuation reserve for the full amount of the DTA balance due to cumulative losses, but this was reversed in 2011. The Corporation believes there is sufficient evidence that it would recognize the benefits of the DTA based on improved earnings, positive performance trends and future projections demonstrating sustainable profitability. As a result, no valuation reserve is required as of December 31, 2011.

The Corporation has net operating loss carry-forwards of approximately $5,832,000 that are available to reduce future taxable income. The carry-forwards begin to expire in 2027, extending through the year ending December 31, 2030.